Operating and Finance Lease Inducements and Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Lease [Abstract]
Schedule of Operating and Finance Lease Obligations
December 31,
2018
Finance lease obligations	$818
Deferred operating lease inducements and obligations	6,876
$7,694
Less current portion of operating and finance lease inducements and obligations (note 13)	(5,844)
$1,850